(Loss) Per Share (Details) - Schedule of basic and diluted earnings per common share - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator - basic and diluted
Net (Loss)	$ (3,980,524)		$ (4,081,749)
Denominator
Weighted average number of common shares outstanding - basic and diluted	26,367,804		16,345,439
(Loss) per common share - basic and diluted	$ (0.151)	$ (0.2013)	$ (0.2497)	$ (0.5068)	$ (0.9499)	$ (1.1444)